SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of segments abstract [Abstract]
Disclosure of operating segments [text block]
The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment:

2020	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	74,641	124,352	222	199,215	23,412	6,647	5,241	35,300	-	234,515	(478)	234,037
Ship sale revenue	9,181	-	-	9,181	28,814	9,083	-	37,897	-	47,078	(4,003)	43,075
Other	697	320	217	1,234	-	-	579	579	-	1,813	292	2,105
Total revenue	84,519	124,672	439	209,630	52,226	15,730	5,820	73,776	-	283,406	(4,189)	279,217
Voyage expenses	(30,995)	(48,547)	(208)	(79,750)	(15)	(1,586)	-	(1,601)	-	(81,351)	(2,090)	(83,441)
Vessel operating costs	(28,417)	(13,640)	2,262	(39,795)	(7,160)	(2,713)	357	(9,516)	-	(49,311)	1,834	(47,477)
Charter hire costs	(8,827)	(25,542)	-	(34,369)	(3,851)	-	-	(3,851)	-	(38,220)	-	(38,220)
Depreciation of ships, drydocking and plant and equipment– owned assets	(12,235)	(9,087)	-	(21,322)	(1,375)	(471)	(1,889)	(3,735)	-	(25,057)	1,208	(23,849)
Depreciation of ships and ship equipment – right-of-use assets	(89)	(24,597)	-	(24,686)	(1,739)	-	-	(1,739)	-	(26,425)	12	(26,413)
Cost of ship sale	(9,351)	-	-	(9,351)	(29,408)	(9,079)	131	(38,356)	-	(47,707)	3,976	(43,731)
Other	(539)	129	-	(410)	(345)	(239)	-	(584)	-	(994)	14	(980)
Costs of sales	(90,453)	(121,284)	2,054	(209,683)	(43,893)	(14,088)	(1,401)	(59,382)	-	(269,065)	4,954	(264,111)

Gross profit	(5,934)	3,388	2,493	(53)	8,333	1,642	4,419	14,394	-	14,341	765	15,106

Operating (loss) profit	(17, 302)	(2,224)	234	(19,292)	(1,082)	(3,021)	2,367	(1,736)	(2,109)	(23,137)	1,901	(21,236)
Interest income	90	96	-	186	158	88	30	276	-	462	103	565
Interest expense	(6,414)	(8,542)	-	(14,956)	(1,585)	(240)	(695)	(2,520)	(50)	(17,526)	588	(16,938)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(945)	(945)
Impairment loss recognised on financial assets	956	(957)	-	(1)	370	-	(545)	(175)	-	(176)	(1,647)	(1,823)
Taxation	(244)	(278)	-	(522)	(145)	(24)	(32)	(201)	-	(723)	-	(723)
(Loss) profit for the year	(22,914)	(11,905)	234	(34,585)	(2,284)	(3,197)	1,125	(4,356)	(2,159)	(41,100)	-	(41,100)

Impairment loss on owned ships	6,160	-	-	6,160	8,038	3,096	-	11,134	-	17,294	(1,012)	16,282
Impairment loss on disposal group (Note 40)	-	-	-	-	-	576	-	576	-	576	-	576
Acquisition of subsidiary (Note 41.1)	33,078	54,096	-	87,174	-	-	-	-	-	87,174	156,709	243,883
Capital expenditure	6,874	1,671	39	8,584	-	-	27	27	-	8,611	479	9,090

2019	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	102,805	153,937	-	256,742	37,813	13,419	5,182	56,414	-	313,156	(4,645)	308,511
Ship sale revenue	8,067	-	-	8,067	7,352	8,480	-	15,832	-	23,899	(7,353)	16,546
Other	1,360	1,218	1,058	3,636	-	-	924	924	-	4,560	1,429	5,989
Total revenue	112,232	155,155	1,058	268,445	45,165	21,899	6,106	73,170	-	341,615	(10,569)	331,046

Voyage expenses	(53,449)	(74,286)	(22)	(127,757)	(5,502)	(2,497)	-	(7,999)	-	(135,756)	(13,688)	(149,444)
Vessel operating costs	(23,632)	(4,436)	1,483	(26,585)	(10,194)	(5,743)	864	(15,073)	-	(41,658)	7,769	(33,889)
Charter hire costs	(15,162)	(41,393)	-	(56,555)	(5,581)	-	-	(5,581)	-	(62,136)	468	(61,668)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,585)	(3,596)	-	(14,181)	(5,305)	(1,489)	(2,269)	(9,063)	-	(23,244)	5,715	(17,529)
Depreciation of ships and ship equipment – right-of-use assets	(114)	(24,945)	-	(25,059)	(5,420)	(25)	-	(5,445)	-	(30,504)	55	(30,449)
Cost of ship sale	(8,280)	-	-	(8,280)	(7,757)	(8,564)	-	(16,321)	-	(24,601)	7,757	(16,844)
Other	(232)	(15)	-	(247)	(139)	(444)	(2)	(585)	-	(832)	135	(697)
Costs of sales	(111,454)	(148,671)	1,461	(258,664)	(39,898)	(18,762)	(1,407)	(60,067)	-	(318,731)	8,211	(310,520)

Gross profit	778	6,484	2,519	9,781	5,267	3,137	4,699	13,103	-	22,884	(2,358)	20,526

Operating (loss) profit	(11,354)	(4,910)	94	(16,170)	(7,459)	(5,774)	2,202	(11,031)	(2,255)	(29,456)	(1,989)	(31,445)
Interest income	659	666	-	1,325	368	180	37	585	-	1,910	69	1,979
Interest expense	(4,850)	(5,257)	-	(10,107)	(3,214)	(893)	(1,042)	(5,149)	-	(15,256)	3,340	(11,916)
Share of losses of joint ventures	-	-	-		-	-	-	-	-	-	(1,420)	(1,420)
Taxation	(95)	(99)	-	(194)	(215)	(296)	20	(491)	-	(685)	-	(685)
(Loss) profit for the year	(15,640)	(9,600)	94	(25,146)	(10,520)	(6,783)	1,217	(16,086)	(2,255)	(43,487)	-	(43,487)

Impairment loss on owned ships	2,905	-	-	2,905	8,124	5,966	-	14,090	-	16,995	-	16,995
Impairment loss on right-of-use assets	-	2,250	-	2,250	-	-	-	-	-	2,250	-	2,250
Impairment loss on goodwill and intangible assets	-	-	-	-	1,589	1,590	-	3,179	-	3,179	-	3,179
Capital expenditure	3,065	50,008	31	53,104	54,000	605	57	54,662	-	107,766	(1,565)	106,201

2018	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	116,372	146,097	1,218	263,687	37,911	17,395	5,183	60,489	-	324,176	(20,321)	303,855
Ship sale revenue	8,667	-	-	8,667	-	3,780	-	3,780	-	12,447	(3,780)	8,667
Other	1,670	1,225	1,060	3,955	-	-	1,133	1,133	-	5,088	1,408	6,496
Total revenue	126,709	147,322	2,278	276,309	37,911	21,175	6,316	65,402		341,711	(22,693)	319,018

Voyage expenses	(57,707)	(71,087)	41	(128,753)	(7,966)	(3,463)	-	(11,429)	-	(140,182)	(11,523)	(151,705)
Vessel operating costs	(26,514)	(3,405)	1,670	(28,249)	(11,313)	(8,960)	1,036	(19,237)	-	(47,486)	14,829	(32,657)
Charter hire costs	(16,091)	(69,428)	(1,468)	(86,987)	(16,090)	-	-	(16,090)	-	(103,077)	2,429	(100,648)
Depreciation of ships, drydocking and plant and equipment– owned assets	(9,016)	(2,716)	-	(11,732)	(3,157)	(1,738)	(2,268)	(7,163)	-	(18,895)	4,801	(14,094)
Cost of ship sale	(7,676)	-	-	(7,676)	-	(3,784)	-	(3,784)	-	(11,460)	3,785	(7,675)
Other	(550)	24	859	333	(1,269)	(697)	(2)	(1,968)	-	(1,635)	489	(1,146)
Costs of sales	(117,554)	(146,612)	1,102	(263,064)	(39,795)	(18,642)	(1,234)	(59,671)		(322,735)	14,810	(307,925)

Gross profit (loss)	9,155	710	3,380	13,245	(1,884)	2,533	5,082	5,731		18,976	(7,883)	11,093

Operating (loss) profit	1,758	(5,993)	271	(3,964)	(7,368)	(922)	8,075	(215)	(6,195)	(10,374)	(4,110)	(14,484)
Interest income	1,196	1,190	2	2,388	536	258	42	836	-	3,224	563	3,787
Interest expense	(4,985)	(1,764)	-	(6,749)	(3,249)	(921)	(1,104)	(5,274)	-	(12,023)	5,506	(6,517)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(454)	(454)
Impairment loss recognised on financial assets	(16)	(8)	-	(24)	(37)	(21)	(3)	(61)	-	(85)	(1,498)	(1,583)
Taxation	113	(131)	(1)	(19)	158	262	(1,785)	(1,365)	-	(1,384)	(5)	(1,389)
(Loss) profit for the year	(1,934)	(6,706)	272	(8,368)	(9,960)	(1,344)	5,225	(6,079)	(6,195)	(20,642)	2	(20,640)

Impairment loss on ships	-	-	-	-	1,262	1,600	-	2,862	-	2,862	(2,862)	-
Capital expenditure	26,690	6,629	307	33,626	-	815	54	869	-	34,495	(1,776)	32,719